Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events
25.	Subsequent Events

(a)
As detailed in Note 13, the Private Placement will be closed on the condition that the investor obtains the ODI approval. In March and April 2023, the investor obtained the ODI approval and the Company issued the Underlying shares to the Investor, repaid RMB69,861 to the investor and received the total consideration of US$10,000.

(b)
The Group, via Ehang GZ, held
60
% interest in EHang Egret GD, which in turn held
60
% interest in Xi’an EHang Egret Media Technology Co. Ltd. (“EHang Egret Xi’an”). In March 2023, EHang GZ entered into an agreement to acquire
40
% interest of EHang Egret GD from the non-controlling shareholder for a consideration of RMB
4,000
. Concurrently, EHang Egret GD entered into an agreement to dispose of
60
% interest of EHang Egret Xi’an to the non-controlling shareholder at zero consideration. Upon the closing of the transactions, Ehang GZ will hold
100
% interest of EHang Egret GD and will no longer have any
interest
in EHang Egret Xi’an. Management is in the process to assess the impact of the transaction.